SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of products and services [line items]
Sales	$ 32,218	$ 30,724
Others
Disclosure of products and services [line items]
Sales	1,423	1,613
North America | Operating segments
Disclosure of products and services [line items]
Sales	6,947	5,964
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	4,647	4,748
Europe | Operating segments
Disclosure of products and services [line items]
Sales	13,435	13,163
Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	5,000	4,648
Mining | Operating segments
Disclosure of products and services [line items]
Sales	766	588
Steel sales
Disclosure of products and services [line items]
Sales	27,583	26,753
Steel sales | Others
Disclosure of products and services [line items]
Sales	923	1,168
Steel sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	6,169	5,421
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	4,166	4,356
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	11,864	11,587
Steel sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	4,461	4,221
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	2,093	1,853
Non-steel sales | Others
Disclosure of products and services [line items]
Sales	314	289
Non-steel sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	258	283
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	92	60
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	396	417
Non-steel sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	284	230
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	749	574
By-product sales
Disclosure of products and services [line items]
Sales	681	729
By-product sales | Others
Disclosure of products and services [line items]
Sales	86	68
By-product sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	58	52
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	96	86
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	419	460
By-product sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	22	63
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,861	1,389
Other sales | Others
Disclosure of products and services [line items]
Sales	100	88
Other sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	462	208
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	293	246
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	756	699
Other sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	233	134
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 17	$ 14